BUSINESS COMBINATION - Narrative (Details) - Multi Financial Group Inc [member] $ in Millions			1 Months Ended			12 Months Ended
	May 22, 2020 USD ($)	May 22, 2020 COP ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	Jun. 30, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 COP ($)	Sep. 30, 2020 COP ($)	May 22, 2020 COP ($)
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 433,800,000		$ 432,200,000			$ 432,210,992		$ 1,607,074.0	$ 1,607,074.0	$ 1,613,408.0
Non-controlling interests	125,000,000					125,282,341		$ 465,902.0		$ 465,902.0
Preferred shares recognized value	$ 110,000,000	$ 409,070.0			$ 49,634.0
Percentage of voting equity interests acquired	96.60%				99.60%					96.60%
Adjustment to the refund price			$ 1,600,000	$ 6,334.0
Revenues since acquisition						197,400,000	$ 684,682.0
Profits since acquisition						6,700,000	23,239.0
Total revenue						11,215,000,000	38,949,821.0
Total profit						$ 1,298,000,000	$ 4,486,044.0
Acquisition related cost	$ 780,000	$ 2,701.0